Debt - Schedule of Maturities of Debt Financings (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Maturities of Long-term Debt [Abstract]
2025	$ 4,731,760
2026	7,880,415
2027	7,686,412
2028	8,440,915
2029	3,513,562
Thereafter	13,284,075
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 45,537,139